Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net loss	$ (6,027,278)	$ (8,100,132)
Add (deduct) items not affecting cash:
Income from investments	(1,061,095)	(178,046)
Depreciation	213,291	213,531
Provision for credit loss	274,865
Gain on disposal of property, plant and equipment	(51,418)
Share-based compensation	2,215,351	3,244,613
Unrealized foreign exchange (gain) loss	(77,339)	22,103
Changes in non-cash operating working capital	(403,717)	(1,086,144)
Interest received	907,891	370,100
Net cash used in operating activities	(4,009,449)	(5,513,975)
Mineral property interest
Capital expenditures	(4,740,723)	(19,923,942)
Proceeds on disposals		2,986,188
Property, plant and equipment
Additions	(137,194)	(92,835)
Proceeds on disposals	58,776
Equity investments
Proceeds on disposals	312,340
Net cash used in investing activities	(4,506,801)	(17,030,589)
Financing activities
Proceeds from issuance of common shares for bought deal, net of transaction and issuance costs	24,446,086
Proceeds from issuance of common shares for option exercised	135,684	825,116
Net cash provided by financing activities	24,581,770	825,116
Effect of exchange rate changes on cash	(411,621)	(1,306,744)
Increase (decrease) in cash	15,653,899	(23,026,192)
Cash and cash equivalent, beginning of the year	6,296,312	29,322,504
Cash and cash equivalent, end of the year	$ 21,950,211	$ 6,296,312